Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Other Non-Current Assets
Schedule of other non-current assets

	December 31, 2020	June 30, 2021
Various guarantees	289	288
Other long-term assets	5,378	5,069
Cash collaterals on swaps	6,796	213
Total	12,463	5,570